UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-07715
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CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.
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(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
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(Address of Principal Executive Offices)           (Zip Code)

J. Kevin Gao, Esq.

Credit Suisse Global Small Cap Fund, Inc.

Eleven Madison Avenue

New York, New York  10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2005 to October 31, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2006

■  CREDIT SUISSE
  GLOBAL SMALL CAP FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Ave., New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global Small Cap Fund

Annual Investment Adviser's Report

October 31, 2006 (unaudited)

December 11, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 10/31/06

Fund & Benchmark	Performance
Common[1]	16.30%
Advisor[1]	16.01%
Class A1,2	16.31%
Class B1,2	15.40%
Class C1,2	15.48%
MSCI World Small Cap Index[3]	19.20%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A strong, if volatile market

Overall, the global market environment was strong for the 12-month period ended October 31, 2006. The market, however, was very volatile. Small companies outperformed during the first calendar quarter, reached their peaks in May, and were subsequently hurt by a severe sell off. This occurrence was largely triggered by worries over U.S. inflation and rising global interest rates. These concerns have eased a little as the Federal Reserve has halted rate increases, although elsewhere rates continue to rise. On balance, the weakness of the dollar has continued to bolster the local currency returns of international markets and boost the profits of U.S. companies with substantial overseas operations. Additionally, in the United States, the decline of oil and gasoline prices in recent months from historic highs has helped to strengthen returns in the last quarter.

During the first half of the period, small companies performed extremely well, only to lose their gains from May through August. They rebounded and the MSCI World Small Cap Index finished the year up 19.20%.

Strategic Review and Outlook: A focus on fundamental research and disciplined stock selection

For the year ended October 31, 2006, the Fund's Class A shares returned 16.31% compared to 19.20% for the MSCI World Small Cap Index. Internationally, Europe, the United Kingdom and Australia all produced bumper returns, with a continuing increase in activity in Continental Europe driving demand for stocks. The UK saw a noticeable pickup in takeover activity and Australia benefited from the recent surge in commodity prices. One market that struggled during the year

Credit Suisse Global Small Cap Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

was Japan. We used this weakness to increase our weighting, reducing our exposure to other better performing Asian markets at the same time.

The best performing U.S. sectors in the Fund during the 12-month period were healthcare and technology. Strong stock selection in technology and healthcare contributed to the Fund's performance. Stock selection challenges in energy detracted from performance. At an international sector level, industrials and healthcare stocks were the key contributors to Fund performance — with industrials particularly benefiting from the increased activity outside the United States. Detracting from performance was an overweight in information technology, where competition seems to have intensified. Further reducing overall portfolio performance was a global underweight in financials, where the impact of rising asset prices was greater than expected.

Going forward, we would expect to see renewed performance in more traditional growth sectors as the market returns to rewarding those companies with more consistent, sustainable earnings growth.

The Fund ordinarily holds equity securities of small companies from at least three countries, including the United States, and we seek to take advantage of both growth and value opportunities. The Fund's investable universe is hence broad and large, and our focus remains on attempting to find innovative companies with unrecognized potential.

Effective December 1, 2006, the investment strategy used for the U.S. equity portion of the Fund's assets has changed to a quantitative approach. The Credit Suisse Quantitative Strategies Group is responsible for the portfolio management of the U.S. equity portion of the fund. The group currently consists of Joseph Cherian, William Weng and Todd Jablonski. U.S. equity securities for the Fund are now selected using proprietary quantitative stock selection models rather than the more traditional fundamental analysis approach. The remainder of the Fund's assets will continue to be managed using the investment strategy described in the Prospectus. Crispin Finn remains the portfolio manager on the non-U.S. portion of the Fund. Laura Granger is no longer a portfolio manager of the fund. For more information, please see the Fund's prospectus.

Credit Suisse Quantitative Strategies Group

Crispin Finn

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. Because of the nature of the Fund's investments in start-up and other small companies and certain aggressive strategies it may use, an investment in the Fund may

Credit Suisse Global Small Cap Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

be more volatile and less liquid than investments in larger companies and may not be appropriate for all investors.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Global Small Cap Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Global Small Cap Fund1 Common Class shares, Advisor
Class shares, and the MSCI World Small Cap Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Global Small Cap Fund1 Class A shares2, Class B shares2, and Class C shares2, and the MSCI World Small Cap Index3,4 from Inception (7/31/01).

Credit Suisse Global Small Cap Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Average Annual Returns as of September 30, 20061

	1 Year	5 Years	10 Years	Since Inception
Common Class[5]	6.45%	9.87%	9.89%	9.88%
Advisor Class[5]	6.17%	9.56%	9.58%	9.58%
Class A Without Sales Charge	6.45%	9.87%	—	5.04%
Class A With Maximum Sales Charge	0.32%	8.58%	—	3.84%
Class B Without CDSC	5.62%	9.02%	—	4.22%
Class B With CDSC	1.62%	9.02%	—	4.22%
Class C Without CDSC	5.66%	9.06%	—	4.26%
Class C With CDSC	4.66%	9.06%	—	4.26%

Average Annual Returns as of October 31, 20061

	1 Year	5 Years	10 Years	Since Inception
Common Class[5]	16.30%	9.47%	10.55%	10.30%
Advisor Class[5]	16.01%	9.16%	10.25%	10.00%
Class A Without Sales Charge	16.31%	9.45%	—	5.88%
Class A With Maximum Sales Charge	9.60%	8.16%	—	4.68%
Class B Without CDSC	15.40%	8.61%	—	5.06%
Class B With CDSC	11.40%	8.61%	—	5.06%
Class C Without CDSC	15.48%	8.64%	—	5.11%
Class C With CDSC	14.48%	8.64%	—	5.11%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 9.60%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 11.40%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 14.48%.

3  The Morgan Stanley Capital International World Small Cap Index (the "Index") is an unmanaged broadbased index comprised of small cap companies from 23 developed markets. The index returns shown above are price only and do not reflect the reinvestment of dividends. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

4  Performance for the index is not available for the period beginning 7/31/01 (inception date). For that reason, performance is shown for the period beginning 8/1/01.

5  Inception Date: 09/30/96.

Credit Suisse Global Small Cap Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global Small Cap Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended October 31, 2006

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 5/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/06	$950.80	$949.90	$950.80	$947.20	$947.20
Expenses Paid per $1,000*	$8.11	$9.34	$8.11	$11.78	$11.78
Hypothetical 5% Fund Return
Beginning Account Value 5/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/06	$1,016.89	$1,015.63	$1,016.89	$1,013.11	$1,013.11
Expenses Paid per $1,000*	$8.39	$9.65	$8.39	$12.18	$12.18
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.65%	1.90%	1.65%	2.40%	2.40%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global Small Cap Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Global Small Cap Fund

Schedule of Investments

October 31, 2006

	Number of Shares	Value
COMMON STOCKS (92.0%)
Australia (4.8%)
Banks (0.7%)
Bendigo Bank, Ltd.§	80,000	$908,828
Commercial Services & Supplies (0.3%)
Iress Market Technology, Ltd.§	65,000	338,071
Diversified Financials (2.6%)
Austbrokers Holdings, Ltd.§	397,000	1,243,516
Australian Infrastructure Fund§	300,000	525,099
Babcock & Brown Infrastructure Group§	486,021	628,038
Mortgage Choice, Ltd.	503,000	1,043,414
		3,440,067
Machinery (0.4%)
Emeco Holdings, Ltd.*	376,500	559,401
Media (0.8%)
Seven Network, Ltd.	77,000	547,493
STW Communications Group, Ltd.§	238,000	543,391
		1,090,884
TOTAL AUSTRALIA		6,337,251
Belgium (1.0%)
Healthcare Equipment & Supplies (1.0%)
Omega Pharma SA	19,950	1,306,541
TOTAL BELGIUM		1,306,541
Bermuda (1.8%)
Commercial Services & Supplies (0.9%)
VistaPrint, Ltd.*	39,900	1,248,072
Hotels, Restaurants & Leisure (0.9%)
Orient-Express Hotels, Ltd. Class A§	29,800	1,175,610
TOTAL BERMUDA		2,423,682
China (3.1%)
Airlines (1.2%)
Air China, Ltd. Series H§	3,000,000	1,498,426
Communications Equipment (1.0%)
ZTE Corp. Series H§	352,800	1,299,062
Internet Software & Services (0.9%)
Netease.com, Inc. ADR*§	54,640	901,560
Shanda Interactive Entertainment, Ltd. ADR*	22,110	326,565
		1,228,125
TOTAL CHINA		4,025,613

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
COMMON STOCKS
Denmark (1.1%)
Household Durables (1.1%)
Bang & Olufsen AS B Shares§	12,375	$1,434,176
TOTAL DENMARK		1,434,176
Finland (0.6%)
Communications Equipment (0.6%)
Elcoteq SE	54,150	758,571
TOTAL FINLAND		758,571
France (2.2%)
Hotels, Restaurants & Leisure (0.8%)
Elior§	59,707	1,015,840
Real Estate (1.4%)
Nexity	26,350	1,814,555
TOTAL FRANCE		2,830,395
Germany (6.4%)
Building Products (1.2%)
Pfleiderer AG§	58,700	1,597,651
Commercial Services & Supplies (1.0%)
CeWe Color Holding AG§	28,500	1,241,093
Diversified Financials (1.2%)
AWD Holding AG§	44,000	1,613,669
Energy Equipment & Services (0.2%)
Q-Cells AG*§	7,894	313,217
Machinery (0.9%)
IWKA AG*§	58,000	1,203,479
Real Estate (0.7%)
Vivacon AG*	35,000	873,842
Specialty Retail (1.2%)
Fielmann AG§	30,600	1,563,446
TOTAL GERMANY		8,406,397
India (0.9%)
Internet Software & Services (0.9%)
Sify, Ltd. ADR*§	123,300	1,130,661
TOTAL INDIA		1,130,661
Japan (15.8%)
Auto Components (1.7%)
NHK Spring Company, Ltd.§	96,000	1,057,647
Nippon Seiki Company, Ltd.	50,000	1,189,935
		2,247,582

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
COMMON STOCKS
Japan
Chemicals (3.0%)
Kuraray Company, Ltd.§	203,500	$2,301,666
Toho Tenax Company, Ltd.*§	219,000	1,670,263
		3,971,929
Commercial Services & Supplies (0.7%)
Take and Give Needs Company, Ltd.§	895	877,383
Computers & Peripherals (1.1%)
Melco Holdings, Inc.§	51,300	1,507,682
Distribution & Wholesale (0.3%)
Happinet Corp.	21,100	381,947
Diversified Financials (1.6%)
Asset Managers Company, Ltd.§	440	1,200,001
OMC Card, Inc.§	87,100	862,890
		2,062,891
Electronic Equipment & Instruments (1.3%)
Nidec Corp.	10,000	763,578
Nihon Dempa Kogyo Company, Ltd.§	22,500	920,253
		1,683,831
Food Products (0.5%)
Mitsui Sugar Company, Ltd.§	199,000	626,181
Hotels, Restaurants & Leisure (1.0%)
Round One Corp.§	309	1,259,344
Internet & Catalog Retail (0.6%)
Belluna Company, Ltd.§	49,700	756,602
Internet Software & Services (1.1%)
ACCA Networks Company, Ltd.*§	206	264,806
SBI Holdings, Inc.	3,375	1,227,905
		1,492,711
Machinery (1.0%)
Sodick Company, Ltd.	159,800	1,287,016
Media (0.5%)
USEN Corp.§	71,200	704,361
Specialty Retail (1.4%)
USS Company, Ltd.	19,220	1,216,660
Village Vanguard Company, Ltd.	109	658,037
		1,874,697
TOTAL JAPAN		20,734,157

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
COMMON STOCKS
Netherlands (1.8%)
Electronic Equipment & Instruments (0.6%)
Gemalto NV*§	34,200	$765,680
Semiconductor Equipment & Products (1.2%)
ASM International NV*§	84,000	1,544,080
TOTAL NETHERLANDS		2,309,760
Norway (2.2%)
Electronic Equipment & Instruments (1.2%)
Tandberg ASA§	141,500	1,631,718
Machinery (1.0%)
Tomra Systems ASA§	188,000	1,263,158
TOTAL NORWAY		2,894,876
South Korea (0.6%)
Machinery (0.6%)
Samsung Heavy Industries Company, Ltd.	27,700	741,480
TOTAL SOUTH KOREA		741,480
Sweden (3.4%)
Commercial Services & Supplies (0.8%)
Observer AB*	216,000	1,047,743
Healthcare Equipment & Supplies (1.3%)
Getinge AB Class B§	101,000	1,785,761
Machinery (1.3%)
Alfa Laval AB§	45,000	1,662,828
TOTAL SWEDEN		4,496,332
Switzerland (2.6%)
Biotechnology (1.3%)
Actelion, Ltd.*	10,260	1,723,412
Machinery (1.3%)
Georg Fischer AG*	3,420	1,749,104
TOTAL SWITZERLAND		3,472,516
Taiwan (0.1%)
Electronic Equipment & Instruments (0.1%)
AU Optronics Corp. ADR§	10,565	143,477
TOTAL TAIWAN		143,477
United Kingdom (8.8%)
Commercial Services & Supplies (3.4%)
Enterprise PLC	140,000	1,230,987
Michael Page International PLC	200,000	1,539,332
Serco Group PLC	240,000	1,620,910
		4,391,229

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Diversified Financials (1.0%)
Melrose PLC	400,000	$1,288,397
Industrial Conglomerates (2.1%)
Intertek Group PLC	100,000	1,566,680
Synergy Healthcare PLC§	93,385	1,220,355
		2,787,035
Insurance (0.6%)
Amlin PLC	130,000	744,704
Road & Rail (1.1%)
Arriva PLC	110,000	1,497,094
Specialty Retail (0.6%)
Halfords Group PLC	125,000	803,538
TOTAL UNITED KINGDOM		11,511,997
United States (34.8%)
Aerospace & Defense (1.0%)
BE Aerospace, Inc.*	49,500	1,251,360
Beverages (0.4%)
Hansen Natural Corp.*§	18,000	571,500
Biotechnology (2.2%)
Cubist Pharmaceuticals, Inc.*	33,700	750,499
Kendle International, Inc.*	29,500	1,021,290
LifeCell Corp.*§	45,700	1,070,751
		2,842,540
Chemicals (0.8%)
Pacific Ethanol, Inc.*	23,000	385,250
Zoltek Companies, Inc.*	25,900	649,313
		1,034,563
Commercial Services & Supplies (1.0%)
Kenexa Corp.*	18,100	581,553
Sotheby's	18,700	710,600
		1,292,153
Communications Equipment (0.7%)
F5 Networks, Inc.*	13,400	886,946
Distribution & Wholesale (0.1%)
Brightpoint, Inc.*	7,980	96,558
Diversified Financials (1.3%)
Bankrate, Inc.*§	19,600	626,220
Investment Technology Group, Inc.*	24,100	1,125,470
		1,751,690

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
COMMON STOCKS
United States
Diversified Telecommunication Services (0.6%)
Cbeyond, Inc.*	24,500	$743,330
Electrical Equipment (1.3%)
Energy Conversion Devices, Inc.*§	22,200	816,738
Genlyte Group, Inc.*	7,400	571,724
Houston Wire & Cable Co.*	16,800	355,320
		1,743,782
Electronic Equipment & Instruments (1.4%)
Daktronics, Inc.	41,400	981,594
Hittite Microwave Corp.*	10,800	370,332
Itron, Inc.*	8,000	435,520
Riverbed Technology, Inc.*§	1,000	23,970
		1,811,416
Energy Equipment & Services (0.5%)
Unit Corp.*	15,300	709,767
Food Products (0.5%)
Herbalife, Ltd.*	17,300	633,180
Healthcare Equipment & Supplies (4.1%)
ArthroCare Corp.*§	29,600	1,196,136
Hologic, Inc.*	29,500	1,420,425
Illumina, Inc.*	11,800	518,728
Inverness Medical Innovations, Inc.*	17,700	667,113
Kyphon, Inc.*	14,800	584,600
Neurometrix, Inc.*	31,100	506,619
Spectranetics Corp.*	40,400	501,768
		5,395,389
Healthcare Providers & Services (2.0%)
Pediatrix Medical Group, Inc.*	32,400	1,455,732
Psychiatric Solutions, Inc.*§	36,652	1,216,846
		2,672,578
Hotels, Restaurants & Leisure (2.1%)
Chipotle Mexican Grill, Inc. Class A*§	15,800	946,420
Life Time Fitness, Inc.*	26,100	1,344,933
Live Nation, Inc.*	20,600	437,956
		2,729,309
Insurance (0.7%)
Tower Group, Inc.	24,900	880,215
Internet & Catalog Retail (1.0%)
Coldwater Creek, Inc.*	25,900	789,691
Nutri/System, Inc.*§	7,200	444,096
Shutterfly, Inc.*	7,700	101,255
		1,335,042

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
COMMON STOCKS
United States
Internet Software & Services (2.4%)
Allscripts Heathcare Solutions, Inc.*	42,800	$1,009,652
Digital River, Inc.*	12,100	699,985
INVESTools, Inc.*	40,000	512,000
Knot, Inc.*	36,900	884,493
		3,106,130
IT Consulting & Services (0.7%)
Redback Networks, Inc.*	59,100	934,962
Machinery (0.7%)
Ceradyne, Inc.*§	21,100	870,375
Media (1.0%)
aQuantive, Inc.*	48,000	1,304,640
Real Estate (1.4%)
Trammell Crow Co.*	27,100	1,321,125
Williams Scotsman International, Inc.*	24,100	567,073
		1,888,198
Semiconductor Equipment & Products (3.1%)
Diodes, Inc.*	15,100	665,004
EMCORE Corp.*§	71,100	408,825
FormFactor, Inc.*	12,000	458,160
Tessera Technologies, Inc.*§	35,700	1,246,287
Trident Microsystems, Inc.*	30,700	648,998
Varian Semiconductor Equipment Associates, Inc.*	19,200	700,608
		4,127,882
Specialty Retail (2.5%)
Bare Escentuals, Inc.*	600	18,378
Casual Male Retail Group, Inc.*	28,900	428,009
DSW, Inc. Class A*§	19,400	671,240
Gymboree Corp.*	9,700	450,662
J. Crew Group, Inc.*	19,100	589,044
Zumiez, Inc.*§	35,400	1,163,244
		3,320,577
Wireless Telecommunication Services (1.3%)
SBA Communications Corp. Class A*	64,200	1,714,782
TOTAL UNITED STATES		45,648,864
TOTAL COMMON STOCKS (Cost $104,814,261)		120,606,746
PREFERRED STOCK (1.2%)
Germany (1.2%)
Healthcare Equipment & Supplies (1.2%)
Draegerwerk AG (Cost $1,540,403)	26,000	1,602,779

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
WARRANTS (0.0%)
United States (0.0%)
Chemicals (0.0%)
Pacific Ethanol, Inc., strike price $31.55, expires 02/28/07* (Cost $0)	11,500	$0
LIMITED PARTNERSHIPS (2.9%)
United States (2.9%)
Venture Capital (2.9%)
Austin Ventures VIII L.P.*††	493,333	406,970
Boston Ventures V L.P.*††	960,014	460,461
CVC European Equity III L.P.*††	914,411	839,201
Madison Dearborn Capital Partners IV L.P.*††	853,898	941,303
New Enterprise Associates VII L.P.*††	1,000,000	222,644
Oak Investment Partners X L.P.*††	1,327,968	950,868
TOTAL LIMITED PARTNERSHIPS (Cost $3,584,509)		3,821,447
SHORT-TERM INVESTMENTS (32.7%)
State Street Navigator Prime Portfolio§§	37,377,798	37,377,798
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 11/01/06	$5,431	5,431,000
TOTAL SHORT-TERM INVESTMENTS (Cost $42,808,798)		42,808,798
TOTAL INVESTMENTS AT VALUE (128.8%) (Cost $152,747,971)		168,839,770
LIABILITIES IN EXCESS OF OTHER ASSETS (-28.8%)		(37,749,017)
NET ASSETS (100.0%)		$131,090,753

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

††  Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Statement of Assets and Liabilities

October 31, 2006

Assets
Investments at value, including collateral for securities on loan of $37,377,798 (Cost $152,747,971) (Note 2)	$168,839,770[1]
Cash	522
Foreign currency at value (cost $9,549)	9,538
Receivable for investments sold	770,759
Dividend and interest receivable	125,521
Receivable for fund shares sold	7,895
Prepaid expenses and other assets	57,392
Total Assets	169,811,397
Liabilities
Advisory fee payable (Note 3)	59,551
Administrative services fee payable (Note 3)	21,647
Payable upon return of securities loaned (Note 2)	37,377,798
Payable for investments purchased	767,764
Payable for fund shares redeemed	323,114
Shareholder Servicing/Distribution fee payable (Note 3)	12,620
Directors' fee payable	7,583
Other accrued expenses payable	150,567
Total Liabilities	38,720,644
Net Assets
Capital stock, $0.001 par value (Note 7)	5,659
Paid-in capital (Note 7)	162,815,108
Accumulated net realized loss on investments and foreign currency transactions	(47,822,754)
Net unrealized appreciation from investments and foreign currency translations	16,092,740
Net Assets	$131,090,753
Common Shares
Net assets	$42,612,973
Shares outstanding	1,837,665
Net asset value, offering price, and redemption price per share	$23.19
Advisor Shares
Net assets	$1,440,084
Shares outstanding	63,897
Net asset value, offering price, and redemption price per share	$22.54
A Shares
Net assets	$85,558,338
Shares outstanding	3,690,573
Net asset value and redemption price per share	$23.18
Maximum offering price per share (net asset value/(1-5.75%))	$24.59
B Shares
Net assets	$737,359
Shares outstanding	33,120
Net asset value and offering price per share	$22.26
C Shares
Net assets	$741,999
Shares outstanding	33,262
Net asset value and offering price per share	$22.31

1  Including $35,675,935 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Statement of Operations

For the Year Ended October 31, 2006

Investment Income (Note 2)
Dividends	$1,552,979
Interest	152,165
Securities lending	198,368
Net investment gain allocated from partnership	13,364
Foreign taxes withheld	(96,818)
Total investment income	1,820,058
Expenses
Investment advisory fees (Note 3)	1,751,688
Administrative services fees (Note 3)	227,503
Shareholder Servicing/Distribution fees (Note 3)
Common Class	112,301
Advisor Class	8,040
Class A	230,459
Class B	6,608
Class C	7,623
Transfer agent fees (Note 3)	379,462
Registration fees	74,945
Printing fees (Note 3)	63,142
Custodian fees	60,719
Legal fees	29,625
Audit and tax fees	29,096
Directors' fees	24,813
Insurance expense	10,640
Commitment Fee (Note 4)	3,664
Miscellaneous expense	19,934
Total expenses	3,040,262
Less: fees waived (Note 3)	(713,341)
Net expenses	2,326,921
Net investment loss	(506,863)
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	26,256,714
Net realized loss on foreign currency transactions	(61,752)
Net change in unrealized appreciation (depreciation) from investments	(4,672,205)
Net change in unrealized appreciation (depreciation) from foreign currency translations	4,566
Net realized and unrealized gain from investments and foreign currency related items	21,527,323
Net increase in net assets resulting from operations	$21,020,460

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Statements of Changes in Net Assets

	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005
From Operations
Net investment loss	$(506,863)	$(1,056,221)
Net realized gain from investments and foreign currency transactions	26,194,962	37,894,240
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(4,667,639)	(5,220,795)
Net increase in net assets resulting from operations	21,020,460	31,617,224
From Capital Share Transactions (Note 7)
Proceeds from sale of shares	6,510,073	5,172,632
Net asset value of shares redeemed	(34,686,359)[1]	(46,618,790)[2]
Net decrease in net assets from capital share transactions	(28,176,286)	(41,446,158)
Net decrease in net assets	(7,155,826)	(9,828,934)
Net Assets
Beginning of year	138,246,579	148,075,513
End of year	$131,090,753	$138,246,579

1  Net of $2,903 of redemption fees retained by the Fund.

2  Net of $3,226 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$19.94	$16.16	$15.08	$11.02	$14.73
INVESTMENT OPERATIONS
Net investment loss[1]	(0.08)	(0.13)	(0.18)	(0.13)	(0.19)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	3.33	3.91	1.26	4.19	(3.52)
Total from investment operations	3.25	3.78	1.08	4.06	(3.71)
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
Net asset value, end of year	$23.19	$19.94	$16.16	$15.08	$11.02
Total return[3]	16.30%	23.39%	7.16%	36.84%	(25.19)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$42,613	$43,963	$48,378	$54,827	$52,702
Ratio of expenses to average net assets	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets	(0.35)%	(0.71)%	(1.13)%	(1.11)%	(1.28)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.51%	0.55%	0.72%	0.94%	0.81%
Portfolio turnover rate	82%	73%	62%	171%	84%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Financial Highlights

(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$19.43	$15.79	$14.78	$10.82	$14.52
INVESTMENT OPERATIONS
Net investment loss[1]	(0.14)	(0.18)	(0.22)	(0.16)	(0.22)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	3.25	3.82	1.23	4.12	(3.48)
Total from investment operations	3.11	3.64	1.01	3.96	(3.70)
REDEMPTION FEES	—	—	—	—	0.00[2]
Net asset value, end of year	$22.54	$19.43	$15.79	$14.78	$10.82
Total return[3]	16.01%	23.05%	6.83%	36.60%	(25.48)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$1,440	$2,017	$1,843	$2,042	$1,306
Ratio of expenses to average net assets	1.90%	1.90%	1.90%	1.90%	1.90%
Ratio of net investment loss to average net assets	(0.60)%	(0.97)%	(1.38)%	(1.35)%	(1.55)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.51%	0.55%	0.72%	0.94%	0.80%
Portfolio turnover rate	82%	73%	62%	171%	84%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$19.93	$16.16	$15.08	$11.00	$14.74
INVESTMENT OPERATIONS
Net investment loss[1]	(0.08)	(0.13)	(0.18)	(0.30)	(0.15)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	3.33	3.90	1.26	4.38	(3.59)
Total from investment operations	3.25	3.77	1.08	4.08	(3.74)
Net asset value, end of year	$23.18	$19.93	$16.16	$15.08	$11.00
Total return[2]	16.31%	23.33%	7.16%	37.09%	(25.37)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$85,558	$91,246	$97,146	$116,632	$35
Ratio of expenses to average net assets	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets	(0.35)%	(0.71)%	(1.13)%	(1.96)%	(1.16)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.51%	0.55%	0.72%	0.79%	1.02%
Portfolio turnover rate	82%	73%	62%	171%	84%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$19.29	$15.75	$14.82	$10.91	$14.71
INVESTMENT OPERATIONS
Net investment loss[1]	(0.22)	(0.27)	(0.29)	(0.22)	(0.30)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	3.19	3.81	1.22	4.13	(3.50)
Total from investment operations	2.97	3.54	0.93	3.91	(3.80)
Net asset value, end of year	$22.26	$19.29	$15.75	$14.82	$10.91
Total return[2]	15.40%	22.48%	6.28%	35.84%	(25.83)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$737	$378	$337	$89	$81
Ratio of expenses to average net assets	2.40%	2.40%	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets	(1.10)%	(1.46)%	(1.88)%	(1.89)%	(2.07)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.51%	0.55%	0.72%	0.94%	0.80%
Portfolio turnover rate	82%	73%	62%	171%	84%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$19.32	$15.78	$14.84	$10.92	$14.72
INVESTMENT OPERATIONS
Net investment loss[1]	(0.23)	(0.27)	(0.29)	(0.22)	(0.28)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	3.22	3.81	1.23	4.14	(3.52)
Total from investment operations	2.99	3.54	0.94	3.92	(3.80)
Net asset value, end of year	$22.31	$19.32	$15.78	$14.84	$10.92
Total return[2]	15.48%	22.43%	6.33%	35.90%	(25.82)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$742	$643	$371	$61	$60
Ratio of expenses to average net assets	2.40%	2.40%	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets	(1.10)%	(1.46)%	(1.88)%	(1.88)%	(2.02)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.51%	0.55%	0.72%	0.94%	0.83%
Portfolio turnover rate	82%	73%	62%	171%	84%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Notes to Financial Statements

October 31, 2006

Note 1. Organization

Credit Suisse Global Small Cap Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company which seeks long-term growth of capital. The Fund was incorporated under the laws of the State of Maryland on July 16, 1996.

The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. The Fund's Common Class shares are closed to new investors with certain exceptions as set forth in the prospectus. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund initially values its investments in private-equity portfolios ("Private Funds") at the amount invested in the Private Fund, less related expenses, where identifiable, unless and until Credit Suisse determines that such value does not represent fair value. Thereafter, investments in Private Funds held by the Fund are valued at their "fair values" using procedures approved by the Board of Directors.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset values of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2006, the Fund had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2006, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $1,855,436 of which $1,594,266 was rebated to borrowers (brokers). The Fund retained $198,368 in income from the cash collateral investment, and SSB, as lending agent, was paid $62,802. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) PARTNERSHIP ACCOUNTING POLICY — The Fund records its pro-rata share of the income/(loss) and capital gains/(losses) allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Fund's Statement of Operations.

K) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at the annual rate of 1.25% of the Fund's average daily net assets. For the year ended October 31, 2006, investment advisory fees earned and voluntarily waived for the Fund were $1,751,688 and $713,341, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2006. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited (U.K.) ("Credit Suisse U.K."), Credit Suisse Asset Management Limited (Japan) ("Credit Suisse Japan") and Credit Suisse Asset Management Limited (Australia) ("Credit Suisse Australia"), each an affiliate of Credit Suisse, are sub-investment advisers to the Fund (the "Sub-Advisers"). Credit Suisse U.K.'s, Credit Suisse Japan's and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Fund. As of March 13, 2006, Credit Suisse Japan serves as sub-investment adviser to the Fund.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2006, co-administrative services fees earned by CSAMSI were $140,135. Effective December 1, 2006, the co-administration fee was reduced to an annual rate of 0.09%.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $87,368.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 3. Transactions with Affiliates and Related Parties

receives fees for its distribution services. For the Common Class and Class A shares of the Fund, these fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares. Advisor Class shares may pay such fees at an annual rate not to exceed 0.75% of the Advisor Class' average daily net assets and such fee is currently calculated at an annual rate of 0.50% of average daily net assets. For Class B shares and Class C shares of the Fund, these fees are calculated at an annual rate of 1.00% of the average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the year ended October 31, 2006, the Fund reimbursed Credit Suisse $69,407, which is included in the Fund's transfer agent expense.

For the year ended October 31, 2006, CSAMSI and its affiliates advised the Fund that they retained $4,759 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2006, Merrill was paid $371 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2006, and during the year ended October 31, 2006, the Fund had no borrowings under the Credit Facility.

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2006, purchases and sales of investment securities (excluding short-term investments) were $111,945,159 and $140,607,197, respectively.

Note 6. Restricted Securities

Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund does not have the right to demand that such securities be registered.

Security	Security Type	Number of Shares	Acquisition Date	Cost	Fair Value	Value per Share	Percentage of Net Assets	Distributions Received	Open Commitments
Austin Ventures VIII L.P.	Ltd. Partnership	493,333	7/13/01	$379,859	$406,970	$0.82	0.31%	$68,264	$60,000
BostonVentures V L.P.	Ltd. Partnership	960,014	9/30/96	349,775	460,461	0.48	0.35%	699,982	39,986
CVC European Equity III L.P.	Ltd. Partnership	914,411	9/04/01	730,766	839,201	0.92	0.64%	1,117,950	85,589
Madison Dearborn Capital Partners, IV L.P.	Ltd. Partnership	853,898	4/02/01	696,034	941,303	1.10	0.72%	284,593	146,102
New Enterprise Associates VII L.P.	Ltd. Partnership	1,000,000	12/01/96	392,397	222,644	0.22	0.17%	3,225,632	—
Oak Investment Partners X L.P.	Ltd. Partnership	1,327,968	1/18/01	1,035,678	950,868	0.72	0.73%	346,984	172,032
				$3,584,509	$3,821,447		2.92%	$5,743,405	$503,709

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 7. Capital Share Transactions

The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common Class shares, two billion are classified as Advisor Class shares, one billion are classified as Class A shares, one billion are classified as Class B shares and one billion are classified as Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	122,547	$2,766,185	94,127	$1,754,468
Shares redeemed	(489,886)	(10,834,338)	(882,890)	(16,443,228)
Net decrease	(367,339)	$(8,068,153)	(788,763)	$(14,688,760)
	Advisor Class
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	18,511	$404,574	19,673	$358,780
Shares redeemed	(58,410)	(1,245,384)	(32,597)	(596,354)
Net decrease	(39,899)	$(840,810)	(12,924)	$(237,574)
	Class A
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	120,552	$2,733,487	138,177	$2,726,459
Shares redeemed	(1,007,590)	(22,305,235)	(1,573,178)	(29,410,989)
Net decrease	(887,038)	$(19,571,748)	(1,435,001)	$(26,684,530)
	Class B
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	21,990	$483,813	1,127	$21,861
Shares redeemed	(8,478)	(181,356)	(2,904)	(51,909)
Net increase (decrease)	13,512	$302,457	(1,777)	$(30,048)
	Class C
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	5,465	$122,014	16,119	$307,838
Shares redeemed	(5,486)	(120,046)	(6,368)	(116,310)
Net increase (decrease)	(21)	$1,968	9,751	$191,528

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 7. Capital Share Transactions

Effective September 16, 2002, a redemption fee of 2% of the value of Common Class and Advisor Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest. Effective March 1, 2007, the Fund will impose a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase.

On October 31, 2006, the number of shareholders that held 5% or more of the outstanding shares for each Class of the Fund were as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	55%
Advisor Class	8	78%
Class A	1	28%
Class B	3	24%
Class C	2	88%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 8. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales and capital loss carryforward.

At October 31, 2006, the components of distributable earnings on a tax basis for the Fund were as follows:

Accumulated net realized loss	$(47,483,180)
Unrealized appreciation	15,753,166
$(31,730,014)

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 8. Federal Income Taxes

At October 31, 2006, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires October 31,
2009	2010
$15,822,927	$31,660,253

Included in the Fund's capital loss carryforwards which expire in 2010 is $3,321,063 acquired in the Credit Suisse Global Health Sciences Fund merger, which is subject to IRS limitations.

Included in the Fund's capital loss carryforwards which expire in 2010 is $11,307,601 and in 2009 is $3,133,388 acquired in the Credit Suisse Global Technology Fund merger, which is subject to IRS limitations.

During the tax year ended October 31, 2006, the Fund utilized $26,309,876 of the capital loss carryforward.

At October 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $153,087,546, $23,994,184, $(8,241,960) and $15,752,224, respectively.

At October 31, 2006, the Fund reclassified $63,241 to accumulated net realized loss from investments and $506,863 to undistributed net investment income from paid in capital, to adjust for the current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses and foreign currency translations. Net assets were not affected by these reclassifications.

Note 9. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 10. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Credit Suisse Global Small Cap Fund

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Global Small Cap Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global Small Cap Fund, Inc. (the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 18, 2006

Credit Suisse Global Small Cap Fund

Information Concerning Directors and Officers (unaudited)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/02/41	Director, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	42	Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Richard H. Francis c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 04/23/32	Director, Nominating and Audit Committee Member	Since 1999	Currently retired	36	None

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 Date of Birth: 10/29/46	Director, Nominating and Audit Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	35	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2  Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Global Small Cap Fund

Information Concerning Directors and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh 301 ICC Georgetown University Washington, DC 20057 Date of Birth: 02/11/37	Director, Nominating and Audit Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	35	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 40 East 52nd Street New York, New York 10022 Date of Birth: 07/10/48	Chairman of the Board of Directors, Nominating Committee Chairman and Audit Committee Member	Director since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Transition Adviser to SunGard Securities Finance, Inc. from February 2002 to July 2002; President of SunGard Securities Finance, Inc. from 2001 to February 2002; President of Loanet, Inc. (on-line accounting service) from 1997 to 2001.	42	Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Interested Director

Michael E. Kenneally[3] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 03/30/54	Director	Since 2004	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	35	None

3  Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse Global Small Cap Fund

Information Concerning Directors and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Steven B. Plump Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 02/08/59	Chief Executive Officer and President	Since 2005	Managing Director; Associated with Credit Suisse or its predecessor since 1995; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 11/15/59	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 09/21/66	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/13/67	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 12/09/65	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse Global Small Cap Fund

Tax Information Letter

October 31, 2006 (unaudited)

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2006 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2006 Form 1099-DIV.

Credit Suisse Global Small Cap Fund

Shareholder Meeting Results (unaudited)

A special meeting of shareholders of the Credit Suisse Global Small Cap Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on February 3, 2006 and adjourned to March 10, 2006. The following matter was voted upon by the shareholders of the Fund and the results are presented below.

1. Approval of a Sub-Investment Advisory Agreement with Credit Suisse Asset Management Limited ("CSAM Japan").

	Shares	% of Total Shares Oustanding	% of Total Shares Voted
For	3,080,303	45.13%	89.07%
Against	206,865	3.03%	5.98%
Abstain	171,336	2.51%	4.95%

Credit Suisse Global Small Cap Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  GSC-AR-1006

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2006. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2006.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2005 and October 31, 2006.

	2005	2006

Audit Fees	$20,829	$20,280

Audit-Related Fees[1]	$3,150	$3,245

Tax Fees[2]	$2,439	$2,515

All Other Fees	--	--

Total	$26,418	$26,040

1 Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,150 for 2005 and $3,245 for 2006).

2 Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2005 and October 31, 2006.

	2005	2006

Audit-Related Fees	N/A	N/A

2

Tax Fees	N/A	N/A

All Other Fees	$2,444,000	N/A

Total	$2,444,000	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2005	2006

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

3

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2005 and October 31, 2006:

	2005	2006

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2005 and October 31, 2006 were $5,589 and $5,760, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

4

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	December 29, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	December 29, 2006

6